Business Segment Information - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended
	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Segment Reporting Information [Line Items]
Net sales	$ 962,000,000	$ 924,000,000	$ 1,060,000,000	$ 974,000,000	$ 983,000,000	$ 935,000,000	$ 1,053,000,000	$ 987,000,000	$ 3,920,000,000	$ 3,958,000,000	$ 3,884,000,000
Foreign net sales									17,000,000	18,000,000	19,000,000
Number of Reportable Segments									2
Document Fiscal Year Focus									2013
Reverse Stock Split										0
Wal-Mart Stores Inc.
Segment Reporting Information [Line Items]
Revenues									$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000